Prepaid Expenses and Other Current Assets (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Prepaid Expenses and Other Current Assets
Research and development tax credit receivable	$ 732	$ 544	$ 660
Prepayments	318	317	314
Other current assets	185	208	270
Total prepaid expenses and other current assets	$ 1,235	$ 1,069	$ 1,244